EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS
Cost of service	R$ 4,144	R$ 4,441	R$ 4,481
Interest expense	11,082	12,162	15,494
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	316,364	305,447	446,842
Cost of service	4,144	4,441	4,481
Interest expense	11,082	12,162	15,494
Past service cost	(40,740)	5,769	(75,787)
Contributions from participants	1,496	1,556	2,212
Payment of benefits	(18,655)	(14,230)	(14,799)
Gain (loss) on remeasurement	(40,841)	(14,452)	(3,673)
Exchange variations	40,109	15,671	(69,323)
Obligation at the end of the year	R$ 272,959	R$ 316,364	R$ 305,447